Goodwill and Intangibles (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future amortization expense of intangible assets
2013	$ 11,497
2014	7,571
2015	5,652
2016	4,435
2017	3,425
Thereafter	$ 3,660